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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CVentures, Inc.

Address:   4350 S. Monaco Street, 5th Floor

           Denver, CO 80237
         ________________________________________________

         ________________________________________________


Form 13F File Number: 028-12116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry A. Mizel

Title:     President

Phone:     303-565-2400


Signature, Place, and Date of Signing:

  /s/ Larry A. Mizel              Denver, CO              February 7, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                             Form 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           0
                                         -----------

 Form 13F Information Table Entry Total:      1
                                         -----------

 Form 13F Information Table Value Total:   $164422
                                         -----------
                                         (thousands)

NOTE: Confidential information has been omitted from the public Form 13F report, is subject to a request for confidential treatment under Rule 24b-2 of the Securities Exchange Act of 1934, and has been filed separately with the Secretary of the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                    FORM 13F INFORMATION TABLE
                                                                                            VOTING
                    TITLE OF             VALUE   SHARES/ SH/    PUT/ INVSTMNT  OTHER      AUTHORITY
NAME OF ISSUER       CLASS     CUSIP   (x $1000) PRN AMT PRN    CALL DSCRETN  MANAGERS SOLE SHARED NONE
--------------      -------- --------- --------- ------- ---    ---- -------- -------- ----------------
M D C Holdings Inc.   COM    552676108  164422   5715051 SH            Sole                5715051
SUMMARY............ 1 DATA RECORDS      164422         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED